Acquisitions - Consideration Paid for Acquiring Assets and Liabilities (Parenthetical) (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Business Combinations [Abstract]
Cash of acquired businesses at acquisition date	£ 27	£ 7	£ 10